Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Agriculture - 4.0%
Altria Group, Inc.	22,923	$1,005,403
Archer-Daniels-Midland Co.	13,248	1,096,537
Philip Morris International, Inc.	10,963	1,065,055
		3,166,995
Beverages - 10.9%
Brown-Forman Corp. - Class B (a)	16,390	1,216,466
Constellation Brands, Inc. - Class A	4,693	1,155,933
Keurig Dr Pepper, Inc.	31,644	1,225,889
Molson Coors Brewing Co. - Class B (a)	21,434	1,280,681
Monster Beverage Corp. (b)	12,889	1,284,002
PepsiCo, Inc.	6,903	1,207,749
The Coca-Cola Co.	18,268	1,172,257
		8,542,977
Biotechnology - 7.3%
Amgen, Inc.	2,443	604,569
Biogen, Inc. (b)	2,968	638,298
Bio-Rad Laboratories, Inc. - Class A (b)	1,164	655,635
Gilead Sciences, Inc.	9,650	576,588
Illumina, Inc. (b)	2,878	623,605
Incyte Corp. (a)(b)	8,422	654,221
Moderna, Inc. (a)(b)	4,611	756,619
Regeneron Pharmaceuticals, Inc. (b)	1,025	596,232
Vertex Pharmaceuticals, Inc. (b)	2,300	644,943
		5,750,710
Cosmetics/Personal Care - 4.4%
Colgate-Palmolive Co.	14,640	1,152,753
The Estee Lauder Cos., Inc.	4,497	1,228,131
The Procter & Gamble Co.	7,936	1,102,390
		3,483,274
Electronics - 1.7%
Agilent Technologies, Inc.	4,841	649,178
Mettler-Toledo International, Inc. (b)	488	658,668
		1,307,846
Food - 20.9%
Campbell Soup Co. (a)	23,905	1,179,712
Conagra Brands, Inc. (a)	34,445	1,178,363
General Mills, Inc.	16,407	1,227,080
Hormel Foods Corp.	24,474	1,207,547
Kellogg Co. (a)	16,124	1,191,886
Lamb Weston Holdings, Inc.	16,850	1,342,271
McCormick & Co., Inc. (a)	12,751	1,113,800
Mondelez International, Inc.	18,452	1,181,666
Sysco Corp.	13,696	1,162,790
The Hershey Co. (a)	5,258	1,198,614
The JM Smucker Co. (a)	8,814	1,166,269
The Kraft Heinz Co.	29,957	1,103,316
The Kroger Co. (a)	21,959	1,019,776
Tyson Foods, Inc. - Class A	13,333	1,173,437
		16,446,527
Healthcare-Products - 18.8%
Abbott Laboratories	5,461	594,375
ABIOMED, Inc. (b)	2,341	685,937
Align Technology, Inc. (b)	2,265	636,397
Baxter International, Inc.	8,106	475,498
Bio-Techne Corp.	1,752	675,011
Boston Scientific Corp. (b)	15,744	646,291
Danaher Corp.	2,370	690,784
DENTSPLY SIRONA, Inc.	15,336	554,550
Edwards Lifesciences Corp. (a)(b)	6,302	633,603
Henry Schein, Inc. (b)	7,199	567,497
Hologic, Inc. (b)	8,172	583,317
IDEXX Laboratories, Inc. (b)	1,685	672,618
Intuitive Surgical, Inc. (a)(b)	2,855	657,135
Medtronic PLC	6,320	584,726
PerkinElmer, Inc. (a)	4,131	632,745
ResMed, Inc.	2,811	676,102
STERIS PLC	2,654	598,875
Stryker Corp.	2,709	581,758
Teleflex, Inc.	2,190	526,608
The Cooper Cos., Inc.	1,764	576,828
Thermo Fisher Scientific, Inc.	1,112	665,432
Waters Corp. (b)	1,777	646,881
West Pharmaceutical Services, Inc. (a)	1,998	686,433
Zimmer Biomet Holdings, Inc.	5,242	578,664
		14,828,065
Healthcare-Services - 10.5%
Catalent, Inc. (b)	5,495	621,484
Centene Corp. (a)(b)	7,466	694,114
Charles River Laboratories International, Inc. (b)	2,670	668,942
DaVita, Inc. (b)	6,292	529,535
Elevance Health, Inc.	1,214	579,199
HCA Healthcare, Inc.	2,980	633,012
Humana, Inc.	1,320	636,240
IQVIA Holdings, Inc. (b)	2,827	679,243
Laboratory Corp. of American Holdings	2,610	684,316
Molina Healthcare, Inc. (b)	2,121	695,094
Quest Diagnostics, Inc.	4,465	609,785
UnitedHealth Group, Inc.	1,209	655,689
Universal Health Services, Inc. - Class B	5,108	574,497
		8,261,150
Household Products/Wares - 4.5%
Church & Dwight Co., Inc.	13,060	1,148,888
Kimberly-Clark Corp.	8,781	1,157,248
The Clorox Co. (a)	8,557	1,213,725
		3,519,861
Pharmaceuticals - 12.3%
AbbVie, Inc.	4,179	599,728
AmerisourceBergen Corp.	4,058	592,184
Becton Dickinson and Co.	2,351	574,373
Bristol-Myers Squibb Co.	7,806	575,927
Cardinal Health, Inc.	10,965	653,075
Cigna Corp.	2,314	637,183
CVS Health Corp.	6,291	601,923
DexCom, Inc. (a)(b)	7,942	651,879
Eli Lilly & Co.	1,974	650,808
Johnson & Johnson	3,397	592,844
McKesson Corp.	1,870	638,755
Merck & Co., Inc.	6,723	600,633
Organon & Co.	16,529	524,300
Pfizer, Inc.	11,730	592,482
Viatris, Inc.	52,335	507,126
Zoetis, Inc.	3,630	662,657
		9,655,877
Retail - 4.6%
Costco Wholesale Corp. (a)	2,421	1,310,487
Walgreens Boots Alliance, Inc.	27,007	1,070,018
Walmart, Inc.	9,219	1,217,369
		3,597,874
TOTAL COMMON STOCKS (Cost $78,618,375)		78,561,156

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%	Principal Amount
U.S. Bank Money Market Deposit Account, 1.600% (c)	$48,802	48,802
TOTAL SHORT-TERM INVESTMENTS (Cost $48,802)		48,802

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.1%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (c)	14,266,797	14,266,797
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,266,797)		14,266,797

Total Investments (Cost $92,933,974) - 118.1%		92,876,755
Liabilities in Excess of Other Assets - (18.1)%		(14,230,944)
TOTAL NET ASSETS - 100.0%		$78,645,811

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $14,023,835 or 17.8% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 78,561,156	$ -	$ -	$ -	$ 78,561,156
Short-Term Investments	48,802	-	-	-	48,802
Investments Purchased with Proceeds from Securities Lending	-	-	-	14,266,797	14,266,797
Total Investments in Securities	$ 78,609,958	$ -	$ -	$ 14,266,797	$ 92,876,755
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.